Stock-Based Compensation (Details Textual 1) (USD $)	1 Months Ended						9 Months Ended		12 Months Ended
	Oct. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Feb. 28, 2010	Jan. 31, 2010	Oct. 31, 2008	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 28, 2011	Jan. 28, 2011
Stock-Based Compensation (Textual)
Share issued, shares during period for providing legal services			10,000	300,000
Share issued during period for providing legal services			$ 20,800	$ 75,000
Legal Fees									75,000
Deferred compensation										7,603
Deferred compensation realized									7,603	1,311
Common stock were fully vested and issued										281,787
Expense recognized for the value of services provided									69,216	13,053
Shares awarded to employee for future services									2,048,955
Fair value of option									1,210,696
Expense recognized related grants					300,000				321,282	25,243
Number of options granted fully vested exercisable and non-forfeitable									6,110,000
Description of vesting of shares on date of grant					Earlier of three years or upon a change in control of the Company
Forward stock split delcared by Board of Directors									Three-for-one
Common stock shares issued	600,000	37,500				750,000
Warrants exercise price		$ 2.50	$ 2.50
Offering expenses									20,800		5,625	584,300
Net proceeds from issuance of warrants		93,750	7,915,700
Stock issued for cash			8,500,000
Stock Issued During Period, Shares, Issued for Cash			4,250,000
Component of each unit issued by company			One share of common stock and a warrant to purchase 0.5 shares of common stock (2,125,000 warrants)
Proceed from exercise of warrant		71,959						88,125	88,125
Number of shares issued to settle debt		823,157
August 16, 2010 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									25,000
Granted, Weighted Average Exercise Price									$ 0.35
September 13, 2010 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									20,000
Granted, Weighted Average Exercise Price									$ 0.22
Number of shares vested after one year									10,000
Number of shares vested after two years of employment									10,000
December 6, 2010 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									50,000
Granted, Weighted Average Exercise Price									$ 0.24
Number of shares vested after one year									25,000
Number of shares vested after two years of employment									25,000
July 5, 2011 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									50,000
Granted, Weighted Average Exercise Price									$ 1.06
Option to purchase common shares									50,000
Exercise price of options									$ 4.00
Number of shares vested after one year									12,500
Number of shares vested after two years of employment									12,500
October 4, 2011, Company granted an option to purchase 600,000 shares [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									600,000
Granted, Weighted Average Exercise Price									$ 0.60
Description of vesting of shares on date of grant									Option vested one-third on the date of grant and will vest one-third on the first and second anniversaries of the date of the grant
October 4, 2011, Company granted an option to purchase 150,000 shares [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									150,000
Granted, Weighted Average Exercise Price									$ 0.60
Description of vesting of shares on date of grant									Option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant
October 4, 2011, Company granted an option to purchase 50,000 shares [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									50,000
Granted, Weighted Average Exercise Price									$ 3.00
Description of vesting of shares on date of grant									Option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant.
October 21, 2011 [Member]
Stock-Based Compensation (Textual)
Description of Each unvested share or unit that was forfeited and terminated									Purchase 1.4 shares of common stock at $0.63 per share
Shares issued over fair value of exchanged shares for incremental compensation cost									349,726
Additional compensation to be realized as result of this modification									47,472
Amortization period for additional compensation to be realized									Over a ten year period
October 27, 2011, Company granted an option to purchase 500,000 shares [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									500,000
Granted, Weighted Average Exercise Price									$ 0.65
Description of vesting of shares on date of grant									Option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant
October 27, 2011, Company granted an option to purchase 100,000 shares [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									100,000
Granted, Weighted Average Exercise Price									$ 0.65
Description of vesting of shares on date of grant									Option vested 50% on the date of grant and will vest 50% on the six month anniversary of the date of grant
November 7, 2011 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									150,000
Granted, Weighted Average Exercise Price									$ 0.71
Description of vesting of shares on date of grant									Option will vest in 50% annual installments beginning on the first anniversary of the date of grant
December 9, 2011 [Member]
Stock-Based Compensation (Textual)
Stock option, Granted									50,000
Granted, Weighted Average Exercise Price									$ 0.77
Description of vesting of shares on date of grant									Option vests equally over a one-year period
October 28, 2011 [Member]
Stock-Based Compensation (Textual)
Number of shares issued to Founder and Chief Executive Officer									600,000
Fair value of option									378,000
Expense recognized related grants									6,628
Description of vesting of shares on date of grant									Shares will vest upon the earlier of the ten year anniversary of the date of grant or a change in control
December 14, 2011 [Member]
Stock-Based Compensation (Textual)
Number of shares issued to Founder and Chief Executive Officer									4,250,000
Fair value of option									2,762,500
Expense recognized related grants									$ 12,866
Description of vesting of shares on date of grant									Shares will vest upon the earlier of the ten year anniversary of the date of grant or a change in control